General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
Pruco Life Variable Contract Real Property Account (the “Real Property Account” or the “Registrant”) was established on August 27, 1986 by resolution of the Board of Directors of Pruco Life Insurance Company (“Pruco Life” or the “Company”), as a separate investment account pursuant to Arizona law and is registered with the Securities and Exchange Commission (“SEC”) with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). The assets of the Real Property Account are segregated from Pruco Life’s other assets. The Real Property Account is used to fund benefits under certain variable life insurance and variable annuity contracts issued by Pruco Life. These products are Variable Appreciable Life (“VAL”), Variable Life Insurance (“VLI”), Discovery Plus (“SPVA”), and Discovery Life Plus (“SPVL”).
The assets of the Real Property Account are invested in The Prudential Variable Contract Real Property Partnership (the “Partnership”). The Partnership is the investment vehicle for assets allocated to the real estate investment option under certain variable life insurance and variable annuity contracts. The Real Property Account, along with The Prudential Variable Contract Real Property Account and Pruco Life of New Jersey Variable Contract Real Property Account, are the sole investors in the Partnership. The General Partners of the Partnership are Pruco Life, Prudential, and Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), a wholly-owned subsidiary of Pruco Life. These financial statements should be read in conjunction with the accompanying audited consolidated financial statements of the Partnership.
The Partnership has a policy of investing at least 65% of its assets in direct ownership interests in income-producing real estate and participating mortgage loans.
COVID-19 - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the Partnership in which the Real Property Account invests. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time.
Plan of Liquidation of Real Property Account
Effective February 22, 2021, the Real Property Account closed to new investments. On March 31, 2021, Pruco Life, after obtaining regulatory approvals, filed with the SEC their notice of liquidation to liquidate the Real Property Account, and along with Prudential and Pruco Life of New Jersey to liquidate the Partnership on February 22, 2022 (the “liquidation date”). This filing with the SEC is considered Post-Effective Amendment to Form S-1 filing. Any contract owner allocation to the Real Property Account as of the liquidation date was transferred to the AST Cohen & Steers Realty Portfolio. Contract owners were given the option to voluntarily re-allocate to an available investment option other than the AST Cohen & Steers Realty Portfolio.